SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

	For the Years Ended September 30,
	2023	2022
Exercise price	$0.01	$0.01
Expected term (years)	1	1
Expected stock price volatility	158.2%	114.1%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0%	0%

SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	36,000	$0.01	9.75
Granted	52,036	0.01	10.00
Forfeited	-	-
Exercised	(14,000)	0.01	-
Outstanding, September 30, 2022	74,036	$0.01	9.25
Granted	37,500	0.01	10.00
Forfeited	-	-	-
Exercised	(22,436)	0.01	-
Outstanding, September 30, 2023	89,100	$0.01	9.03
Exercisable, September 30, 2023	57,850	$0.01	8.51